Nationwide Life Insurance Company
• Nationwide Multi-Flex Variable Account
• Nationwide Variable Account-II
• Nationwide Variable Account-6
• Nationwide Variable Account 7
• Nationwide Provident VA Separate Account 1
• Nationwide Provident VL Separate Account 1
Nationwide Life and Annuity Insurance Company • Nationwide VLI Separate Account-3 • Nationwide Provident VA Separate Account A • Nationwide Provident VL Separate Account A

Prospectus supplement dated September 12, 2011 to
Options VIP (NLAIC) prospectus dated May 1, 2001;
VIP Premier DCA (NLIC, NLAIC) prospectus dated November 1, 2001;
Market Street VIP/2 Annuity (NLIC), VIP Extra Credit (NLIC, NLAIC), and Multi-Flex FPVUL prospectus dated May 1, 2002;
Nationwide Classic prospectus dated May 1, 2003;
Evergreen Ultra Advantage prospectus dated November 25, 2003;
Options Elite (NLIC, NLAIC) and Nationwide Select prospectus dated May 1, 2008;
NEA Valuebuilder, M&T All American, and Nationwide Income Architect Annuity prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective on or about September 30, 2011, OppenheimerFunds, Inc. will no longer be the subadviser for the Nationwide Variable Insurance Trust – Oppenheimer NVIT Large Cap Growth Fund.  The new subadviser for that fund will be The Boston Company Asset management, LLC.  Additionally, the fund's name will change to Nationwide Variable Insurance Trust –NVIT Large Cap Growth Fund.